Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2021
Statement [line items]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from October 1 to November 16, 2021 and from November 22 to November 26, 2021, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy to support the construction of the Dos Bocas Refinery. On November 19, 2021, the Mexican Government contributed Ps. 32,615,539 for the repayment of the debt of Petróleos Mexicanos. These amounts are reflected in the table below:

Date		Amount
October 5	Ps.	1,500,000
October 12		2,400,000
October 19		1,000,000
October 26		1,000,000
November 5		1,000,000
November 16		1,000,000
November 19		32,615,539
November 22		1,000,000
November 26		1,355,290

Total	Ps.	42,870,829

Certificates of Contribution "A" [member]
Statement [line items]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during the nine-months ended September 30, 2021		167,850,000

Certificates of Contribution “A” as of September 30, 2021	Ps.	692,781,447

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the nine-month period ended September 30, 2021 were designated for the construction of the Dos Bocas Refinery and for the payment of debt, as follows:

Date	Construction of the Dos Bocas Refinery		Payment of debt
January 22	Ps.	12,000,000		—
February 11		10,000,000		—
February 24		—		32,062,000
March 5		7,000,000		—
March 26		2,000,000		—
April 5		5,000,000		—
April 26		2,050,000		—
May 3		7,000,000		—
May 4		—		32,062,000
June 21		4,000,000		—
July 5		4,000,000		—
July 22		3,780,000		—
August 2		—		32,596,000
August 9		1,500,000		—
August 17		1,500,000		—
August 25		2,000,000		—
August 31		4,000,000		—
September 10		1,500,000		—
September 17		2,000,000		—
September 27		1,800,000		—

Total	Ps.	71,130,000	P	s. 96,720,000